Cover	Sep. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2022
Entity File Number	000-55900
Entity Registrant Name	MJ Holdings, Inc.
Entity Central Index Key	0001456857
Entity Tax Identification Number	20-8235905
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2580 S. Sorrel St.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89146
City Area Code	702
Local Phone Number	879-4440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MJNE
Entity Emerging Growth Company	false